COMMITMENTS AND CONTINGENCIES - PURCHASE COMMITMENTS AND OPERATING LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Minimum contracts period which require minimum volume purchases	1 year
Minimum payments under purchase commitments	$ 1	$ 0	$ 0
Purchase commitments:
2017	582
2018	438
2019	49
2020	14
2021	12
Thereafter	39
Operating Leases
Rent expense	9	$ 9	$ 4
Future minimum payments
2017	8
2018	7
2019	3
2020	2
2021	2
Thereafter	2
Total	$ 24